EQUITY - Noncontrolling Interests in Consolidated Subsidiaries (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Net Income (Loss)	$ 89,822	$ 27,427	$ 119,203	$ 14,026	$ 19,915	$ (52,443)
Noncontrolling Interest as a Percent of Total			28.30%
Net income (loss) attributable to noncontrolling interests in consolidated subsidiaries	$ 246	$ 88	$ 505	$ 2,288	$ 2,701	$ (4,508)
Figure REIT
Noncontrolling Interest [Line Items]
Noncontrolling Interest as a Percent of Total	44.90%	44.60%	44.90%	44.60%	44.60%	44.60%
Figure REIT | Figure REIT
Noncontrolling Interest [Line Items]
Net Income (Loss)	$ 321	$ 170	$ 1,193	$ 4,802	$ 5,509	$ (9,989)
Figure REIT | Subsidiaries
Noncontrolling Interest [Line Items]
Net income (loss) attributable to noncontrolling interests in consolidated subsidiaries	$ 147	$ 76	$ 536	$ 2,143	$ 2,458	$ (4,455)
Offshore Solana Fund
Noncontrolling Interest [Line Items]
Noncontrolling Interest as a Percent of Total	2.80%	2.80%	2.80%	2.80%	2.80%
Offshore Solana Fund | Offshore Solana Fund
Noncontrolling Interest [Line Items]
Net Income (Loss)	$ 3,559	$ 411	$ (1,084)	$ 5,162	$ 8,627
Offshore Solana Fund | Subsidiaries
Noncontrolling Interest [Line Items]
Net income (loss) attributable to noncontrolling interests in consolidated subsidiaries	$ 99	$ 12	$ (31)	$ 145	$ 243